Gains or losses on non-financial assets and investments, net (Tables)	12 Months Ended
Dec. 31, 2021
Gains Or Losses On Non-financial Assets And Investments Net
Gains (losses) on disposal of assets not classified as non-current assets held for sale the breakdown of the balance

The breakdown of the balance of this item is as follows:

Gains (losses) on disposal of assets not classified as non-current assets held for sale the breakdown of the balance

Thousand of reais	2021	2020	2019

Gains	45,780	285,335	55,709
Tangible and intangible assets	45,780	36,778	55,709
Investments	-	248,557	-
Losses	(60,893)	(54,622)	(45,063)
Tangible and intangible assets	(32,863)	(14,517)	(45,063)
Investments	(28,030)	(40,105)	-
Total	(15,113)	230,713	10,646